Organization and Business Description - Schedule of Consolidated Financial Statements Reflect the Activities of TOYO (Details)	6 Months Ended
Jun. 30, 2025
TOYO [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	May 16, 2023
Place of Incorporation	Cayman Islands
% of Ownership	Parent
Principal Activities	Investment holding
TOPTOYO Investment Pte. Ltd. (“SinCo”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	Apr. 26, 2023
Place of Incorporation	Singapore
% of Ownership	100% owned by TOYO
Principal Activities	Investment holding
TOYO Solar [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	Nov. 08, 2022
Place of Incorporation	Vietnam
% of Ownership	100% owned by SinCo
Principal Activities	Design, manufacture and sales of solar cells and solar modules and related businesses
TOYO China Co., Ltd. (“TOYO China”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	Nov. 20, 2023
Place of Incorporation	China
% of Ownership	100% owned by TOYO Solar
Principal Activities	Sales of solar cells and solar modules and related businesses
TOYO Holdings LLC (“TOYO USA Holding”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	Jun. 25, 2024
Place of Incorporation	USA
% of Ownership	100% owned by SinCo
Principal Activities	Investment holding
TOYO America LLC (“TOYO America”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	Aug. 29, 2024
Place of Incorporation	USA
% of Ownership	100% owned by TOYO USA Holding
Principal Activities	Sales of solar cells and solar modules and related businesses
TOYO Solar LLC [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	Aug. 29, 2024
Place of Incorporation	USA
% of Ownership	75.01% owned by TOYO USA Holding
Principal Activities	Investment holding
TOYO Solar Texas LLC (formerly named as Solar Plus Technology Texas LLC, “TOYO Texas”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	Nov. 25, 2024	[1]
Place of Incorporation	USA	[1]
% of Ownership	100% owned by TOYO Solar LLC	[1]
Principal Activities	Design, manufacture and sales of solar cells and solar modules and related businesses	[1]
TOYO Solar (Singapore) Pte. Ltd. (“TOYO Singapore”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	Aug. 14, 2024
Place of Incorporation	Singapore
% of Ownership	100% owned by SinCo
Principal Activities	Sales of solar cells and solar modules and related businesses
TOYO Solar Manufacturing One Member PLC (“TOYO Ethiopia”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	Oct. 11, 2024
Place of Incorporation	Ethiopia
% of Ownership	100% owned by SinCo
Principal Activities	Design, manufacture and sales of solar cells and solar modules and related businesses
TOYO Energy LLC (“TOYO Energy”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO [Line Items]
Date of Incorporation	Jun. 11, 2025
Place of Incorporation	USA
% of Ownership	100% owned by TOYO USA Holding
Principal Activities	Sales of solar cells and solar modules and related businesses

[1]	TOYO Solar LLC acquired TOYO Texas on November 25, 2024